Long-term investments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Long Term Investments And Notes Receivable [Abstract]
Schedule of Long-term Investments
Long-term investments consist of the following:

	June 30,	December 31,
	2024	2023
Long-term investments carried at fair value
Atlantica (a)	$1,074,736	$1,052,703
Atlantica Yield Energy Solutions Canada Inc.	51,530	61,064
Other	1,905	1,962
	$1,128,171	$1,115,729
Other long-term investments
Equity-method investees (b)	$352,983	$456,393
Development loans receivable from equity-method investees (b)	31,444	158,110
Other	27,558	27,417
	$411,985	$641,920

Schedule of Income from Long-term Investments
Income (loss) from long-term investments for the three and six months ended June 30 is as follows:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Fair value gain (loss) on investments carried at fair value
Atlantica	$169,902	$(299,653)	$22,034	$(120,449)
Atlantica Yield Energy Solutions Canada Inc.	2,966	(11,763)	(7,596)	(11,567)
Other	36	6	134	(10)
	$172,904	$(311,410)	$14,572	$(132,026)
Dividend and interest income from investments carried at fair value
Atlantica	$21,788	$21,788	$43,577	$43,577
Atlantica Yield Energy Solutions Canada Inc.	4,984	4,821	8,875	10,678
Other	9	7	26	17
	$26,781	$26,616	$52,478	$54,272
Other long-term investments
Equity method loss (c)	(9,108)	(2,434)	(33,375)	(153)
Interest and other income	2,034	682	4,483	2,322
	$(7,074)	$(1,752)	$(28,892)	$2,169
Income (loss) from long-term investments	$192,611	$(286,546)	$38,158	$(75,585)

Schedule of Investments in Partnerships and Joint Ventures
Summarized combined information for AQN's investments in partnerships and joint ventures is as follows:

	June 30,	December 31,
	2024	2023
Total assets	$2,590,705	$3,235,474
Total liabilities	1,395,474	1,962,115
Net assets	$1,195,231	$1,273,359
AQN's ownership interest in the entities	310,885	388,993
Difference between investment carrying amount and underlying equity in net assets(a)	42,098	67,400
AQN's investment carrying amount for the entities	$352,983	$456,393
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to development fees, interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments and transaction costs.

Schedule of Equity Method Investments
Summarized combined information for AQN's equity method investees (presented at 100%) is as follows:

	Six months ended
	June 30
	2024	2023
Revenue	$67,675	$49,467
Net gain (loss)	(38,136)	1,836
Other comprehensive income (loss) (a)	27,731	(2,807)
Net loss attributable to AQN	$(33,375)	$(153)
Other comprehensive income (loss) attributable to AQN (a)	$12,182	$(2,076)
(a) Other comprehensive income (loss) represents the Company’s proportion of the change in fair value, recorded in OCI at the investee level, on energy derivative financial instruments designated as a cash flow hedge.

Schedule of Variable Interest Entities
Summarized combined information for AQN's VIEs is as follows:

	June 30,	December 31,
	2024	2023
AQN's maximum exposure in regards to VIEs
Carrying amount	$90,471	$179,728
Development loans receivable	31,444	158,110
Indirect guarantees of debt on behalf of VIEs	405,119	740,866
Other indirect guarantees and commitments on behalf of VIEs	141,860	303,641
	$668,894	$1,382,345